Cash and cash equivalents (Details Narrative)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Certificado De Deposito Interbancario [Member]
IfrsStatementLineItems [Line Items]
Average yield of cash equivalents	0.9600	0.9582